Financial results	12 Months Ended
Dec. 31, 2025
Financial Results
Financial results

Note 33 Financial results

The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Finance income	27,522,243	38,102,053	39,402,492
Finance costs	(79,947,714)	(97,165,278)	(77,023,048)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Result as per adjustment units	(17,631,014)	(10,722,033)	(14,025,895)